Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Money Market Portfolios
Entity Central Index Key	0000890089
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	The U.S. Government Money Market Portfolio
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The U.S. Government Money Market Portfolio for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
The U.S. Government Money Market Portfolio	$8	0.15%
[1]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 9,539,562,550
Holdings Count | $ / shares	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$9,539,562,550
Total Number of Portfolio Holdings	73

Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents

[1]
†	Annualized.